DERIVATIVES AND HEDGING ACTIVITIES - Consolidated Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ 2.3	$ (2.2)	$ 6.8	$ (2.6)	$ (4.8)	$ 0.2	$ 0.5
Foreign currency forward contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	0.0	0.0	0.0	0.5	0.5	$ 0.2	$ 0.5
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ 2.3	$ (2.2)	$ 6.8	$ (3.1)	$ (5.3)